Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Cash and cash equivalents	$ 2,108	$ 2,706
Trade and other receivables	1,178	1,313
Other financial assets	48	76
Prepaid expenses and other current assets	527	434
Current assets	3,861	4,529
Computer hardware and other property, net	470	473
Computer software, net	881	908
Other identifiable intangible assets, net	3,272	3,324
Goodwill	5,078	5,076
Equity method investments	1,969	2,207
Other financial assets	363	53
Other non-current assets	528	446
Deferred tax	31	31
Total assets	16,453	17,047
Liabilities
Current indebtedness		3
Payables, accruals and provisions	1,063	1,549
Deferred revenue	845	815
Other financial liabilities	92	95
Current liabilities	2,000	2,462
Long-term indebtedness	3,233	3,213
Provisions and other non-current liabilities	1,178	1,268
Other financial liabilities	232	79
Deferred tax	712	799
Total liabilities	7,355	7,821
Equity
Capital	5,381	5,348
Retained earnings	4,577	4,755
Accumulated other comprehensive loss	(860)	(877)
Total equity	9,098	9,226
Total liabilities and equity	16,453	17,047
Contingencies (note 18)	$ 0	$ 0